LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of components of our operating lease

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Operating lease costs	$19,116	$19,116
Variable lease cost	17,613	17,461
Short-term lease cost	29,730	29,730
Total	$66,459	$66,307

Summary of supplemental balance sheet information

Operating Lease
Right-of-use assets	$4,984

Operating Lease Liability	$5,654
Less: short term portion	(5,654)
Long term portion	$—

Summary of maturity analysis under lease agreements

Operating
Leases
2022	$5,449
Total lease payments	5,449
Plus: interest	205
Present value of lease liabilities	$5,654